TriplePoint Success Fee - Summary of Loss Recognized on Derivative with TriplePoint Loan (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure Of Information About Credit Exposures Designated As Measured At Fair Value Through Profit Or Loss [Line Items]
Beginning Balance	$ 1,024
Derivative fair value (losses)	(1,444)	$ (384)	$ (98)
Ending Balance		1,024
TriplePoint Capital LLC
Disclosure Of Information About Credit Exposures Designated As Measured At Fair Value Through Profit Or Loss [Line Items]
Beginning Balance	1,024	557	447
Derivative fair value (losses)	1,444	467	110
Ending Balance	$ 2,468	$ 1,024	$ 557